Annual Total Returns [BarChart] - Voya Strategic Allocation Conservative Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	1.53%
2012	12.02%
2013	11.76%
2014	6.37%
2015	(0.40%)
2016	5.47%
2017	10.18%
2018	(4.25%)
2019	14.47%
2020	10.19%